RETIREMENT AND POSTRETIREMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2014
RETIREMENT AND POSTRETIREMENT BENEFITS
Schedule of effective dates of the most recent actuarial valuations and the next required actuarial valuations for basic plans

	Effective Date of Most Recently Filed Actuarial Valuation	Effective Date of Next Required Actuarial Valuation
Canadian Plans
Liquids Pipelines	December 31, 2013	December 31, 2014
Gas Distribution	December 31, 2013	December 31, 2016
United States Plan	January 1, 2014	January 1, 2015

Schedule of changes in the benefit obligation, the fair value of plan assets and the recorded assets and liability

	Pension		OPEB
December 31,	2014	2013	2014	2013
(millions of Canadian dollars)
Change in accrued benefit obligation
Benefit obligation at beginning of year	1,903	1,879	240	261
Service cost	108	103	8	9
Interest cost	93	79	12	11
Employees’ contributions	-	-	1	1
Actuarial (gains)/loss	411	(110)	16	(40)
Benefits paid	(75)	(75)	(9)	(7)
Effect of foreign exchange rate changes	31	19	8	6
Other	(1)	8	-	(1)
Benefit obligation at end of year	2,470	1,903	276	240
Change in plan assets
Fair value of plan assets at beginning of year	1,799	1,500	81	62
Actual return on plan assets	179	200	7	8
Employer’s contributions	138	155	11	12
Employees’ contributions	-	-	1	1
Benefits paid	(75)	(75)	(9)	(7)
Effect of foreign exchange rate changes	22	13	8	5
Other	(1)	6	-	-
Fair value of plan assets at end of year1	2,062	1,799	99	81
Underfunded status at end of year	(408)	(104)	(177)	(159)
Presented as follows:
Deferred amounts and other assets	5	6	-	-
Accounts payable and other	-	-	(6)	(5)
Other long-term liabilities (Note 17)	(413)	(110)	(171)	(154)
	(408)	(104)	(177)	(159)
1

Assets of $32 million (2013 - $27 million) are held by the Company in trust accounts that back non-registered supplemental pension plans benefitting United States plan participants. Due to United States tax regulations, these assets are not restricted from creditors, and therefore the Company is unable to include these balances in plan assets for accounting purposes. However, these assets are committed for the future settlement of non-registered supplemental pension plan obligations included in the underfunded status as at the end of the year.

Schedule of weighted average assumptions made in the measurement of the projected benefit obligations of the pension plans and OPEB
	Pension			OPEB
Year ended December 31,	2014	2013	2012	2014	2013	2012
Discount rate	4.0%	5.0%	4.2%	3.9%	4.9%	4.0%
Average rate of salary increases	4.0%	3.7%	3.7%

Schedule of net benefit costs recognized

	Pension			OPEB
Year ended December 31,	2014	2013	2012	2014	2013	2012
(millions of Canadian dollars)
Benefits earned during the year	108	103	84	8	9	8
Interest cost on projected benefit obligations	93	79	74	12	11	10
Expected return on plan assets	(123)	(103)	(93)	(5)	(4)	(3)
Amortization of prior service costs	-	1	2	-	-	-
Amortization of actuarial loss	28	52	51	-	2	2
Net defined benefit costs on an accrual basis	106	132	118	15	18	17
Defined contribution benefit costs	4	4	4	-	-	-
Net benefit cost recognized in the
Consolidated Statements of Earnings	110	136	122	15	18	17
Amount recognized in OCI:
Net actuarial (gains)/loss1	232	(158)	42	15	(45)	10
Net prior service cost/(credit)2	-	-	-	-	2	-
Total amount recognized in OCI	232	(158)	42	15	(43)	10
Total amount recognized in Comprehensive income	342	(22)	164	30	(25)	27
1

Unamortized actuarial losses included in AOCI, before tax, were $489 million (2013 - $246 million) relating to the pension plans and $26 million (2013 - $11 million) relating to OPEB at December 31, 2014.

2	Unamortized prior service costs included in AOCI, before tax, were $6 million (2013 - $6 million) relating to OPEB at December 31, 2014.

Schedule of weighted average assumptions made in the measurement of the cost of the pension plans and OPEB

	Pension			OPEB
Year ended December 31,	2014	2013	2012	2014	2013	2012
Discount rate	5.0%	4.2%	4.5%	4.9%	4.0%	4.4%
Average rate of return on plan assets	6.7%	6.7%	7.1%	6.0%	6.0%	6.0%
Average rate of salary increases	3.7%	3.7%	3.5%

Schedule of assumed rates for medical costs for the next year used to measure the expected cost of benefits

	Medical Cost Trend Rate Assumption for Next Fiscal Year	Ultimate Medical Cost Trend Rate Assumption	Year in which Ultimate Medical Cost Trend Rate Assumption is Achieved
Canadian Plans
Drugs	8.0%	4.4%	2029
Other Medical	4.5%	-	-
United States Plan	7.2%	4.5%	2030

Schedule of expected rate of return on plan assets
	Pension		OPEB
Year ended December 31,	2014	2013	2014	2013
Canadian Plans	6.7%	6.6%
United States Plan	7.2%	7.2%	6.0%	6.0%

Schedule of target mix for plan assets
	Canadian Plans
	Liquids Pipelines Plan	Gas Distribution Plan	United States Plan
Equity securities	62.5%	53.5%	62.5%
Fixed income securities	30.0%	40.0%	30.0%
Other	7.5%	6.5%	7.5%

Schedule of pension financial instruments at fair value

	2014				2013
December 31,	Level 11	Level 22	Level 33	Total	Level 11	Level 22	Level 33	Total
(millions of Canadian dollars)
Pension
Cash and cash equivalents	42	-	-	42	42	-	-	42
Fixed income securities
Canadian government bonds	121	-	-	121	99	-	-	99
Corporate bonds and debentures	4	4	-	8	3	4	-	7
Canadian corporate bond index fund	254	-	-	254	216	-	-	216
Canadian government bond index fund	198	-	-	198	167	-	-	167
United States debt index fund	84	-	-	84	69	-	-	69
Equity
Canadian equity securities	131	-	-	131	128	-	-	128
United States equity securities	31	-	-	31	32	-	-	32
Global equity securities	11	-	-	11	11	-	-	11
Canadian equity funds	255	-	-	255	216	-	-	216
United States equity funds	185	36	-	221	152	33	-	185
Global equity funds	342	134	-	476	310	111	-	421
Infrastructure4	-	-	51	51	-	-	50	50
Real estate5	-	-	81	81	-	-	76	76
Forward currency contracts	-	(1)	-	(1)	-	(6)	-	(6)
OPEB
Cash and cash equivalents	1	-	-	1	2	-	-	2
Fixed income securities
United States government and government agency bonds	39	-	-	39	31	-	-	31
Equity
United States equity funds	30	-	-	30	24	-	-	24
Global equity funds	27	-	-	27	24	-	-	24
1	Level 1 assets include assets with quoted prices in active markets for identical assets.
2	Level 2 assets include assets with significant observable inputs.
3	Level 3 assets include assets with significant unobservable inputs.
4	The fair value of the investment in United States Limited Partnership - Global Infrastructure Fund is established through the use of valuation models.
5	The fair value of the investments in Bentall Kennedy Prime Canadian Property Fund Ltd. and AEW Core Property Trust are established through the use of valuation models.

Schedule of changes in the net fair value of plan assets classified as Level 3 in the fair value hierarchy
December 31,	2014	2013
(millions of Canadian dollars)
Balance at beginning of year	126	85
Unrealized and realized gains	26	7
Purchases and settlements, net	(20)	34
Balance at end of year	132	126

Schedule of plan contributions by the Company
	Pension		OPEB
Year ended December 31,	2014	2013	2014	2013
(millions of Canadian dollars)
Total contributions	138	155	11	12
Contributions expected to be paid in 2015	109		10

Schedule of benefits expected to be paid by the Company
Year ended December 31,	2015	2016	2017	2018	2019	2020-2024
(millions of Canadian dollars)
Expected future benefit payments	93	99	106	113	120	720